Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollar amounts in thousands)	2018	2017

Current payable	$2,403	$3,929
Deferred	(241)	293

Total provision	$2,162	$4,222

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollar amounts in thousands)	2018	2017

Deferred tax assets:
Allowance for loan and lease losses	$1,327	$1,210
Supplemental retirement plan	454	528
Investment security basis adjustment	18	18
Nonaccrual interest income	389	371
OREO adjustments	-	2
Accrued compensation	222	201
Other	-	86
Gross deferred tax assets	2,410	2,416

Deferred tax liabilities:
Premises and equipment	328	356
Net unrealized gain on securities	1	347
FHLB stock dividends	139	139
Intangibles	342	307
Mortgage servicing rights	75	71
Deferred origination fees, net	13	294
Acquisition fair value adjustments	275	250
Other	5	5
Gross deferred tax liabilities	1,178	1,769

Net deferred tax assets	$1,232	$647

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollar amounts in thousands)	2018		2017
		% of		% of
		Pretax		Pretax
	Amount	Income	Amount	Income

Provision at statutory rate	$3,065	21.0%	$4,651	34.0%
Tax-exempt income	(622)	(4.3)%	(1,045)	(7.6)%
Nondeductible interest expense	27	0.2%	32	0.2%
Nondeductible merger-related expenses	-	-%	43	0.3%
Stock-based compensation	(37)	(0.3)%	(50)	-0.4%
Change in effective corporate tax rate	-	-%	401	2.9%
Other	(271)	(1.8)%	190	1.5%

Actual tax expense and effective rate	$2,162	14.8%	$4,222	30.9%